9. PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax rate reconciliation

	2014	2013
Net operating loss carryforwards	34.0%	34.0%
State taxes, net of federal benefit	5.2%	5.5%
Federal research and development tax credit	1.3%	0.2%
Other	(2.5)%	(0.5)%
Change in deferred tax asset valuation allowance	(38.0)%	(39.2)%
Effective income tax rate	0.0%	0.0%

	2013	2012
Net operating loss carryforwards	34.0%	34.0%
State taxes, net of federal benefit	5.5%	6.3%
Federal research and development tax credit	0.2%	0.0%
Other	(0.5)%	0.0%
Change in deferred tax asset valuation allowance	(39.2)%	(40.3)%
Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets

	2014	2013
Net operating loss carryforwards	$3,326,788	$1,781,334
Tax credit carryforwards	72,685	12,499
Non-qualified stock options	1,006,472	857,613
Other temporary differences	194,895	164,379
Gross deferred tax assets	4,600,840	2,815,825
Valuation allowance	(4,600,840)	(2,815,825)
Net deferred tax assets	$-	$-

	2013	2012
Net operating loss carryforwards	$1,781,334	$1,064,457
Tax credit carryforwards	12,499	-
Non-qualified stock options	857,613	-
Other temporary differences	164,379	21,786
Gross deferred tax assets	2,815,825	1,086,243
Valuation allowance	(2,815,825)	(1,086,243)

Net deferred tax assets	$-	$-